Adoption of New Accounting Standards - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.68%	3.83%
Rental expense	$ 3.2